Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventories
	2017	2016
Materials and supplies	$52,230	$52,198
Work-in-progress	20,592	54,299
Finished goods – concentrates	14,365	17,729
Total inventories	$87,187	$124,226
Less: non-current portion of ore in stockpiles	(14,926)	(48,764)
Inventory recorded as a current asset	$72,261	$75,462